UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name: Jeffrey S. Halis

                    Address: 153 East 53rd Street, 55th Floor
                            New York, New York 10022

                          Form 13F File Number: 28-7420
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:              Jeffrey S. Halis


Title:
Phone:              212-446-2460

Signature, Place, and Date of Signing:

/s/Jeffrey S. Halis
New York, New York                       November 27, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        73

Form 13F Information Table Value Total:
                              $129,187 (thousands)
List of Other Included Managers:

                                         Provide a numbered list of the  name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect to  which this report is filed,
                                         other  than  the  manager  filing  this
                                         report. [If there  are  no  entries  in
                                         this list,  state  "NONE"  and omit the
                                         column headings and list entries.]

No.          NONE


Form 13F File Number 28-

Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


Bank Mutual Corporation        COM              063748107     5452   338633 SH       SOLE                   338633
Capitol Federal Financial      COM              14057C106     7682   402013 SH       SOLE                   402013
Dutchfork Bancshares Inc.      COM              26704p108      909    45000 SH       SOLE                    45000
Eagle Bancorp.Inc.             COM              268948106      814    50900 SH       SOLE                    50900
Empire Federal Bancorp         COM              291657104     1009    72816 SH       SOLE                    72816
First Banctrust Corp           COM              38168f102      960    80000 SH       SOLE                    80000
First Citizens Bancshares      CLA              31946M103      533     6409 SH       SOLE                     6409
First Community Finl Corp      COM              31984m106      297    13700 SH       SOLE                    13700
First Fed Bankshares           COM              32020V100     1255   115096 SH       SOLE                   115096
Gaston Federal Bancorp Inc.    COM              367304102      461    28900 SH       SOLE                    28900
Gouverneur Bancorp Inc.        COM              383584109      125    14700 SH       SOLE                    14700
Greater Del. Valley Holdings   COM              391688108      366    14650 SH       SOLE                    14650
Hudson City Bancorp            COM              443683107      239    10000 SH       SOLE                    10000
Landmark Bancshares            COM              514928100      440    22800 SH       SOLE                    22800
Northwest Bancorp              COM              667328108     1641   163911 SH       SOLE                   163911
Pathfinder Bancorp Inc.        COM              70320A103      325    24400 SH       SOLE                    24400
Pulaski Bancorp Inc.           COM              745357103      398    24100 SH       SOLE                    24100
River Valley Bancorp           COM              768475105      728    36200 SH       SOLE                    36200
West Essex Bancorp             COM              952698108      468    31000 SH       SOLE                    31000
Willow Grove Bancorp           COM              97111E101     3727   229923 SH       SOLE                   229923
Alleghany Corp                 COM              017175100     2922    14681 SH       SOLE                    14681
American Physicians Capital    COM              028884104      997    48000 SH       SOLE                    48000
Americredit Corp               COM              03060R101      822    26000 SH       SOLE                    26000
Baycorp Holdings Corp.         COM              072728108      194    22700 SH       SOLE                    22700
DMC Stratex Networks           COM              23322L106       52    10000 SH       SOLE                    10000
E-Stamp Corp.                  COM              269154100       34   295900 SH       SOLE                   295900
Edwards Lifesciences Corp.     COM              28176e108     2061    92000 SH       SOLE                    92000
Electronic Arts                COM              285512109      429     9400 SH       SOLE                     9400
Equifax Inc                    COM              294429105     1984    90600 SH       SOLE                    90600
Erie Indemnity                 COM              29530P102    22126   559449 SH       SOLE                   559449
FMC Corp                       COM              302491303     7780   158800 SH       SOLE                   158800
General Electric Co.           COM              369604103     1358    36500 SH       SOLE                    36500
Gentiva Health Services        COM              37247A102     3787   210249 SH       SOLE                   210249
Home Depot Inc                 COM              437076102      683    17800 SH       SOLE                    17800
Huttig Building Products       COM              448451104     1657   321700 SH       SOLE                   321700
Inverness Medical Technology   COM              461268104      370    10000 SH       SOLE                    10000
Joy Global Inc                 COM              481165108     2476   166731 SH       SOLE                   166731
Lee Enterprises                COM              523768109     2724    86000 SH       SOLE                    86000
Liberte Investors              COM              530154103       73    23117 SH       SOLE                    23117
Liquid Audio                   COM              53631t102      793   386671 SH       SOLE                   386671
Massey Energy Company          COM              576206106     4405   300700 SH       SOLE                   300700
Momentum Business Applications COM              60877P108     1265    69300 SH       SOLE                    69300
Net Perceptions Inc.           COM              64107u101       83    83875 SH       SOLE                    83875
Octel Corp                     COM              675727101     8280   453700 SH       SOLE                   453700
Progress Energy Inc            COM              743263105        0    20000 SH       SOLE                    20000
Quicksilver Inc.               COM              74838c106      179    14500 SH       SOLE                    14500
Ray Tech Corp                  COM              755103108      108    52000 SH       SOLE                    52000
Rayovac Corporation            COM              755081106      477    31300 SH       SOLE                    31300
Redwood Trust Inc.             COM              758075402      848    35200 SH       SOLE                    35200
Stamps.com Inc.                COM              852857101      645   258953 SH       SOLE                   258953
Synavant Inc.                  COM              87157a105       85    28200 SH       SOLE                    28200
Associated  Bank Corp.         COM              045487105      584    17218 SH       SOLE                    17218
Cabot Microelectronics Corpora COM              12709p103      527    10910 SH       SOLE                    10910
Cardinal Health                COM              14149Y108     1109    15000 SH       SOLE                    15000
Commercial Federal Corporation COM              201647104      315    12991 SH       SOLE                    12991
JDS Uniphase Corp              COM              46612j101      348    55000 SH       SOLE                    55000
Johnson & Johnson              COM              478160104     4913    88690 SH       SOLE                    88690
Juniper Networks Inc.          COM              48203r104      120    12400 SH       SOLE                    12400
Magellan Health Services       COM              559079108      919    80100 SH       SOLE                    80100
New York Community Bancorp     COM              649445103     1275    54927 SH       SOLE                    54927
Openwave Systems               COM              683718100      246    19325 SH       SOLE                    19325
Phillips Petroleum Co          COM              718507106      432     8000 SH       SOLE                     8000
Pride International Inc        COM              741932107     1919   184500 SH       SOLE                   184500
Sanmina Corp.                  COM              800907107      587    43200 SH       SOLE                    43200
Texas Instruments              COM              882508104      471    18850 SH       SOLE                    18850
Veritas Software Corp          COM              923436109      313    16964 SH       SOLE                    16964
Washington Mutual              COM              939322103     4127   107250 SH       SOLE                   107250
Williams Cos Inc               COM              969457100     1204    44119 SH       SOLE                    44119
Deutsche Telekom AG           Sponsored ADR     251566105     2103   135691 SH       SOLE                   135691
Homestake Mining               COM              437614100     2206   237198 SH       SOLE                   237198
Montgomery Financial           COM              613826106      278    19600 SH       SOLE                    19600
Telephone & Data Sys Inc.      COM              879433100     3267    34650 SH       SOLE                    34650
Texaco Inc.                    COM              881694103     4398    67660 SH       SOLE                    67660